Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Specification of income tax [Abstract]
Income tax payable		$ 433	$ 607	$ 532
Tax expenses related to previous year		(37)	(22)	47
Change in deferred tax		18	22	70
Total income tax expense		413	608	649
Specification of temporary differences and deferred tax [Abstract]
Property, plant and equipment		255	360	294
Pensions		(770)	(530)	(900)
Total basis for deferred tax		(514)	(170)	(606)
Deferred tax liability/(asset), net	[1]	(143)	(84)	(176)
Deferred tax (asset), gross	[2]	(176)	(127)	(212)
Deferred tax liability, gross	[2]	33	43	36
Reconciliation of effective tax rate [Abstract]
Profit before income tax		211,376	182,069	162,046
Expected income tax assessed at the tax rate for the Parent company (0%)		0	0	0
Adjusted for tax effect of the following items [Abstract]
Income in subsidiary, subject to income tax		413	608	649
Total income tax expense		$ 413	$ 608	$ 649
Expected income tax rate		0.00%	0.00%	0.00%

[1]	Due to materiality, recognized in prepaid expenses and other non-current liabilities, and not on a separate line in the statements of financial position.
[2]	Deferred tax liabilities related to one of the indirect subsidiaries in Singapore and one of the direct subsidiaries in Singapore, and cannot be off-set with the deferred tax asset related to the subsidiary in Norway.